Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The components of the income tax expense are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016

Current	$151,153	$672,205	$2,452,822
Deferred	(1,853,280)	(38,890)	-
Total	$(1,702,127)	$633,315	$2,452,822

Schedule of Income Tax Reconciliation

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2018, 2017 and 2016 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
(Loss) profit before income taxes	$(5,520,864)	$24,681,499	$16,341,589
PRC statutory EIT rate	25%	25%	25%
Income tax (benefit) expenses computed at statutory EIT rate	(1,380,216)	6,170,375	4,085,397
Reconciling items:
Valuation allowance		2,505	7,904
Effect of tax holidays	(2,209,107)	(5,617,858)	(1,640,885)
Temporary difference	1,586,726	-	-
Permanent difference	356,070	78,293	406
Income tax (benefit) expense	(1,702,127)	633,315	2,452,822

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2018	As of December 31, 2017

Deferred income tax assets
Net operating loss carry forwards	$1,798,398	$144,342
Total Deferred income tax assets	1,798,398	144,342
Less: Valuation allowance	-	(10,613)
Net deferred income tax assets

	As of December 31, 2018	As of December 31, 2017
Deferred income tax liabilities
Intangible assets from business combination	$-	$213,511
Total deferred income tax liabilities	$-	$213,511

Schedule of Tax Payable

Taxes payable consisted of the following:

	As of December 31, 2018	As of December 31, 2017

Corporate income tax payable	$758,136	$3,264,841
Value added tax payable	2,938	2,140,713
Other surtaxes payable	37,925	274,540
Total	$798,999	$5,680,094